INCOME TAX EXPENSES (Schedule of Taxes on Income Included in Income Statements) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
For the reported year:
Current	₪ 6		₪ 44		₪ 31
Deferred, see (c) above	17		(4)		2
Effect of change in corporate tax rate on deferred taxes					7
In respect of previous year:
Current	(15)		(10)		(4)
Deferred, see (c) above	(1)		(9)
Income tax expenses	₪ 7	[1]	₪ 21	[2]	₪ 36

[1]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.